Taxation (Details) - Schedule of recognized tax benefits deferred tax - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	SFr (142,484)	SFr (125,865)
Recognized in Profit or Loss	10,329	(21,620)
Recognized in Equity
Exchange Differences	6,285	5,001
Closing Balance	(125,870)	(142,484)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	31,879	476,363
Recognized in Profit or Loss		(443,730)
Recognized in Equity
Exchange Differences		(754)
Closing Balance		31,879
Intangible assets [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(51,914)	(252,174)
Recognized in Profit or Loss	51,958	199,056
Recognized in Equity
Exchange Differences	(44)	1,204
Closing Balance		(51,914)
Other receivables [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(122,449)
Recognized in Profit or Loss	(52,004)
Recognized in Equity
Exchange Differences	7,154
Closing Balance	(167,299)	(122,449)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	31,879
Recognized in Profit or Loss	10,374
Recognized in Equity
Exchange Differences	(825)
Closing Balance	41,429	31,879
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance		(350,054)
Recognized in Profit or Loss		350,054
Recognized in Equity
Exchange Differences
Closing Balance
Derivative financial asset [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	SFr (122,449)
Recognized in Profit or Loss		(127,000)
Recognized in Equity
Exchange Differences		4,551
Closing Balance		SFr (122,449)